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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08283

                      Morgan Stanley Multi-Asset Class Fund
               (Exact name of registrant as specified in charter)

                522 Fifth Avenue, New York, New York        10036
              (Address of principal executive offices)   (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 9/30

Date of reporting period: 7/1/08 - 6/30/09
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08283
Reporting Period: 07/01/2008 - 06/30/2009
Morgan Stanley Multi-Asset Class Fund









==================== MORGAN STANLEY MULTI-ASSET CLASS FUND =====================


MORGAN STANLEY JAPAN FUND

Ticker:       JPNDX          Security ID:  616947404
Meeting Date: JUL 16, 2008   Meeting Type: Special
Record Date:  APR 28, 2008

#     Proposal                                Mgt Rec   Vote Cast*     Sponsor
1     Approval of a Plan of Liquidation and   For       84.4% For    Management
      Dissolution                                       9.9% Against
                                                        5.4% Abstain

* Echo votes, reflecting proportions of votes cast by holders at a fixed point before meeting.


========== END NPX REPORT
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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley Fund of Funds

By (Signature and Title)*


                                        /s/ Randy Takian
                                        ----------------------------------------
                                        Randy Takian
                                        President and Principal Executive
                                        Officer - Office of the Funds

Date August 28, 2009

* Print the name and title of each signing officer under his or her signature.